Intangible Assets	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Intangible Assets
19.	INTANGIBLE ASSETS

	Developed technology	Brand name	Total
	US$	US$	US$
COST
At May 1, 2021	5,829	—	5,829
Additions	151	177	328
Exchange realignment	(67)	(2)	(69)

At April 30, 2022	5,913	175	6,088
Reclassified as held for sale (note 15)	(5,773)	—	(5,773)
Exchange realignment	13	—	13

At April 30, 2023	153	175	328

AMORTIZATION
At May 1, 2021	625	—	625
Charge for the year	829	8	837
Exchange realignment	(14)	—	(14)

At April 30, 2022	1,440	8	1,448
Charge for the year	824	9	833
Reclassified as held for sale (note 15)	(2,268)	—	(2,268)
Exchange realignment	4	—	4

At April 30, 2023	—	17	17

CARRYING VALUES
At April 30, 2022	4,473	167	4,640

At April 30, 2023	153	158	311

During the year ended April 30, 2022, the Group acquired a brand name for its digital media, content, and marketing business with a cash consideration of US$177. In addition, PolicyPal, a subsidiary of the Company, acquired a wealthtech platform, which is a developed technology, with a consideration of US$151 of which US$101 was settled by issuing 619 ordinary shares of PolicyPal and US$50 was settled by cash during the year ended April 30, 2022.
The intangible assets are amortized on a straight-line basis as follows:

Developed technology	7 years
Brand name	20 years